Related Party Transactions - Partnership Subsidiaries (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Apr. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Related Party Transaction [Line Items]
Advances from affiliates			$ 4,924		$ 4,153
Advances from affiliates (note 12b)			11,047		12,426
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests		$ 2,200	(462)	$ 2,681
Advances to affiliates
Related Party Transaction [Line Items]
Advances from affiliates			4,900		4,200
Advances from affiliates (note 12b)			$ 11,000		$ 12,400
Subsidiaries of Teekay LNG [Member]
Related Party Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	1.00%
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	1.00%